Insurance - Sensitivity Analysis (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Insurance service result [abstract]
50 basis point increase	$ (8)	$ 3
50 basis point decrease	6	(3)
10% increase	6	28
10% decrease	$ (6)	$ (29)